Stockholders’ Equity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stockholders’ Equity (Details) [Line Items]
Per share (in Dollars per share)	$ 0.0001
Authorized shares	510,000,000
Shares of preferred stock	10,000,000
Common stock issued
Common Stock outstanding
Shares of preferred stock
Public warrants expire period	5 years
Warrants, description	Once the warrants become exercisable, the Company may redeem the Public Warrants: ●in whole and not in part; ●at a price of $0.01 per warrant; ●upon not less than 30 days’ prior written notice of redemption given after the warrants become exercisable; and ●if, and only if, the reported last sale price of the Company’s Class A Common Stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends the notice of redemption to the warrant holders.
Purchase of shares	80,000
Agreed to shares	300,000
Preferred Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of preferred stock	10,000,000
Assumed Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock per share (in Dollars per share)	$ 6.21
Initial public offering [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock issued	10,062,500
Private Placement Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Shares of common stock warrants	316,250
Class A Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Per share (in Dollars per share)	$ 11.5
Shares of common stock	500,000,000
Common stock issued	1
Investor shares	40,000
Issuance shares	190,476
Purchase of shares	1,905,853
Class A Common Stock [Member] | Assumed Warrants [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock issued	1
Class B Common Stock [Member]
Stockholders’ Equity (Details) [Line Items]
Common stock issued	632,500